Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Production license
Intangible Assets, Net
Summary of intangible assets

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Production license at cost	28,779,986	28,779,986	4,148,765
Accumulated amortization	(26,783,701)	(28,779,986)	(4,148,765)

Total intangible assets, net	1,996,285	—	—